As Filed Electronically with the Securities and Exchange Commission on July 27, 2011
Securities Act File No. 333-172618

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☑

HIGHLAND FUNDS I
(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices) (Zip Code)
1-972-628-4100
(Registrant’s Area Code and Telephone Number)
Mr. R. Joseph Dougherty
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)

     It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
     There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 485(b) (File No. 333-172618) with the Commission on April 15, 2011 (0000950123-11-035953).

PART C. OTHER INFORMATION
ITEM 15. INDEMNIFICATION
ITEM 16. EXHIBITS
ITEM 17. UNDERTAKINGS
SIGNATURES
Exhibit Index
EX-99.4
EX-12

HIGHLAND FUNDS I
PART C. OTHER INFORMATION
ITEM 15. INDEMNIFICATION
Article IV of the Registrant’s Agreement and Declaration of Trust, dated as of February 27, 2006, provides as follows:
     4.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee, officer, employee or agent of the Trust or any Series of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or the respective Series or the Shareholders, in connection with Series Property or the affairs of the Trust or the respective Series, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Series Property of the affected Series for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception regarding Trustee and officers, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 4.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.
     4.2 Mandatory Indemnification. (a) The Trust hereby agrees, solely out of the assets of the affected Series, to indemnify each person who at any time serves as Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or the respective Series of the Trust and furthermore, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position. Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was (1) authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a Person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any Person who at any time is or was a Trustee or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.
(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum (being one-third of such Trustees) of those Trustees who are neither “interested persons” of the Trust (as defined in the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.
(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so directs, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.
(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he or she may be lawfully entitled.
(e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority, solely out of the assets of the affected Series, to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons provided that such indemnification has been approved by a majority of the Trustees.
     4.3 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other Person dealing with the Trustees or with any officer, employee or agent of the Trust or any Series of the Trusts or Class thereof shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, or any Series of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Series Property, the Shareholders of each Series, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.
4.4 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust or any Series of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or any Series of the Trust or Class thereof, upon an opinion of counsel, or upon reports made to the Trust or any Series thereof by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other expert may also be a Trustee.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Acquiring Fund, pursuant to the foregoing provisions or otherwise, the Acquiring Fund has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Acquiring Fund of expenses incurred or paid by a trustee, officer or controlling person of the Acquiring Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Acquiring Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue. Reference is made to Section 9 of the underwriting agreement attached as Exhibit 7(a) and Section XI of the selling and/or services agreement attached as Exhibit 7(d), which are incorporated herein by reference and discuss the rights, responsibilities and limitations with respect to indemnity and contribution.
ITEM 16. EXHIBITS

(1)	(a)		Agreement and Declaration of Trust of the Registrant, dated February 27, 2006 (1)

	(b)	(i)	Certificate of Designation for Highland Long/Short Equity Fund (formerly, Highland Equity Opportunities Fund) (“Long/Short Equity Fund”) (3)

		(ii)	Certificate of Designation for Highland Long/Short Healthcare Fund (formerly, Highland Healthcare Fund) (“Long/Short Healthcare Fund”) (4)

		(iii)	Certificate of Designation for Highland All Cap Equity Value Fund (“All Cap Equity Value Fund”) (8)

		(iv)	Certificate of Designation for Highland Floating Rate Opportunities Fund (“Floating Rate Opportunities Fund”) (11)

(2)			By-laws of the Registrant (1)

(3)			Not Applicable

(4)			Agreement and Plan of Reorganization (filed herewith)

(5)			Provisions of instruments defining the rights of holders of securities are contained in the Registrant’s Agreement and Declaration of Trust and By-laws (1)

(6)	(a)		Form of Investment Advisory Agreement between Highland Capital Management, L.P. (“Highland”) and the Registrant with respect to Long/Short Equity Fund (1)

	(b)		Form of Fee Waiver Agreement between Highland and the Registrant on behalf of Long/Short Equity Fund (2)

	(c)		Investment Advisory Agreement between Highland and the Registrant with respect to Long/Short Healthcare Fund (7)

	(d)		Investment Sub-Advisory Agreement between Highland and Cummings Bay Capital Management, L.P. (“CBCM”) with respect to Long/Short Healthcare Fund (9)

	(e)		Investment Advisory Agreement between Highland and the Registrant with respect to All Cap Equity Value Fund (8)

	(f)		Fee Waiver Agreement between Highland and the Registrant on behalf of All Cap Equity Value Fund (8)

	(g)		Investment Advisory Agreement between Highland and the Registrant with respect to Floating Rate Opportunities Fund (14)

(7)	(a)		Form of Underwriting Agreement between BNY Mellon Distributors Inc. (formerly, PFPC Distributors, Inc.) and the Registrant (1)

	(b)		Exhibit A to Underwriting Agreement between BNY Mellon Distributors Inc. (formerly, PFPC Distributors, Inc.) and the Registrant (14)

	(c)		Form of Underwriting Agreement related to Acquisition of the Indirect Parent of PFPC Distributors, Inc. between BNY Mellon Distributors Inc. and the Registrant (9)

	(d)		Form of Selling Group Agreement (7)

(8)		Not Applicable

(9)	(a)	Form of Custodian Services Agreement between PFPC Trust Company and the Registrant (1)

	(b)	Exhibit A to Custodian Services Agreement between PFPC Trust Company and the Registrant (14)

(10)	(a)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Long/Short Equity Fund (1)

	(b)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Long/Short Healthcare Fund (4)

	(c)	Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of All Cap Equity Value Fund (8)

	(d)	Rule 12b-1 Distribution Plan relating to Class A, Class B and Class C Shares of Floating Rate Opportunities Fund (14)

	(e)	Form of Rule 18f-3 Multi-Class Plan relating to Long/Short Equity Fund (1)

	(f)	Form of Rule 18f-3 Multi-Class Plan relating to Long/Short Healthcare Fund (4)

	(g)	Rule 18f-3 Multi-Class Plan relating to All Cap Equity Value Fund (8)

	(h)	Rule 18f-3 Multi-Class Plan relating to Floating Rate Opportunities Fund (14)

(11)		Opinion and consent of counsel as to the legality of the securities being registered (12)

(12)		Opinion and consent of counsel regarding certain tax matters (filed herewith)

(13)	(a)	Form of Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) (1)

	(b)	Exhibit A to Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) (14)

	(c)	Form of Administration Services Agreement between Highland and the Registrant (1)

	(d)	Amendment No. 1 to Administration Services Agreement between Highland and the Registrant (5)

	(e)	Revised Exhibit A to Administration Services Agreement between Highland and the Registrant (14)

	(f)	Form of Sub-Administration Services Agreement between Highland and BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) (1)

	(g)	Exhibit A to Sub-Administration Services Agreement between Highland and BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) (14)

	(h)	Form of Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) and the Registrant (1)

	(i)	Amendment No. 1 to Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) and the Registrant (6)

	(j)	Amendment No. 2 to Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) and the Registrant (6)

	(k)	Exhibit A to Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) (14)

	(l)	Code of Ethics of the Registrant (13)

	(m)	Code of Ethics of Highland, Adviser for the Registrant (10)

	(n)	Code of Ethics of BNY Mellon Distributors Inc. (formerly, PFPC Distributors, Inc.), Principal Underwriter for the Registrant (1)

	(o)	Code of Ethics of CBCM, Sub-Adviser for Long/Short Healthcare Fund (9)

(14)	(a)	Consent of Independent Registered Public Accounting Firm for Highland Floating Rate Advantage Fund (13)

	(b)	Consent of Independent Registered Public Accounting Firm, for Highland Floating Rate Fund (13)

(15)		Not applicable

(16)		Power of Attorney (12)

(17)	(a)	Prospectuses of Highland Floating Rate Advantage Fund, dated October 31, 2010, as supplemented (12)

	(b)	Prospectuses of Highland Floating Rate Fund, dated October 31, 2010, as supplemented (12)

	(c)	Statement of Additional Information of Highland Floating Rate Advantage Fund, dated October 31, 2010, as supplemented (12)

	(d)	Statement of Additional Information of Highland Floating Rate Fund, dated October 31, 2010, as supplemented (12)

	(e)	Annual Report to the Shareholders of Highland Floating Rate Advantage Fund for the period ended June 30, 2010 (12)

	(f)	Annual Report to the Shareholders of Highland Floating Rate Fund for the period ended June 30, 2010 (12)

(1)	Incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A, File No. 333-132400, filed on March 14, 2006.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on November 22, 2006.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on March 1, 2007.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on March 14, 2008.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on October 16, 2008.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on December 23, 2008.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on October 30, 2009.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on March 31, 2010.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on August 27, 2010.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on October 29, 2010.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on February 24, 2011.

(12)	Incorporated herein by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-172618), filed on March 4, 2011.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14, File No. 333-172618, filed on April 15, 2011.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on June 10, 2011.
ITEM 17. UNDERTAKINGS

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed the initial bona fide offering of them.

SIGNATURES
     As required by the Securities Act of 1933, as amended (the “1933 Act”), the Registrant, Highland Funds I, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas, on the 26th day of July, 2011.

HIGHLAND FUNDS I
By:	/s/ R. Joseph Dougherty
	Name:	R. Joseph Dougherty
	Title:	President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ R. Joseph Dougherty	Chairman of the Board,	July 26, 2011
R. Joseph Dougherty	President and Chief Executive Officer

/s/ Timothy K. Hui*	Trustee	July 26, 2011
Timothy K. Hui

/s/ scott F. Kavanaugh*	Trustee	July 26, 2011
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee	July 26, 2011
James F. Leary

/s/ Bryan A. Ward*	Trustee	July 26, 2011
Bryan A. Ward

/s/ Brian Mitts	Treasurer (Principal Accounting Officer and	July 26, 2011
Brian Mitts	Principal Financial Officer)

*By:	/s/ Brian Mitts
Brian Mitts
Attorney-in-Fact July 26, 2011

Exhibit Index

Exhibit
No.	Description
(4)	Agreement and Plan of Reorganization

(12)	Opinion and consent of Counsel regarding certain tax matters